Income Taxes (Details) - Schedule of Reconciliation of the Provision for Income Taxes at the Federal Statutory Rates - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Reconciliation Of The Provision For Income Taxes At The Federal Statutory Rates Abstract
U.S. Federal (tax benefit) provision at statutory rate					$ (561,403)	$ (395,235)
State (tax benefit) income taxes, net of federal benefit					(225,898)	(159,035)
Permanent differences					(40,511)	(1,040,685)
True up					78,612	638,984
Changes in valuation allowance					749,200	955,971
Total